UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07916

                   ALLIANCEBERNSTEIN UTILITY INCOME FUND, INC.

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2006

                   Date of reporting period: February 28, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN UTILITY INCOME FUND
PORTFOLIO OF INVESTMENTS
February 28, 2006 (unaudited)

Company                                                  Shares      U.S. $Value
--------------------------------------------------------------------------------
Common Stocks & Other Investments-99.9%
Utilities-85.6%
Electric & Gas Utility-69.4%
AES Corp.(a)                                              217,300   $  3,759,290
AES Tiete S.A.                                        153,589,300      3,869,568
AGL Resources, Inc.                                       135,900      4,878,810
Allegheny Energy, Inc.(a)                                 148,000      5,292,480
Ameren Corp.                                               92,400      4,681,908
American Electric Power Co., Inc. 9.25% cv.
   preferred stock                                        109,459      3,995,253
Atmos Energy Corp.                                         67,300      1,776,720
Cinergy Corp.                                              30,900      1,362,072
CMS Energy Corp.(a)                                       141,000      1,985,280
Consolidated Edison, Inc.                                  98,800      4,531,956
CPFL Energia S.A. (ADR)                                    44,300      2,033,370
Dominion Resources, Inc.                                   57,100      4,288,210
DPL, Inc.                                                  97,000      2,611,240
DTE Energy Co.                                             81,383      3,523,884
Duke Energy Corp.                                         134,000      3,805,600
Edison International                                      110,400      4,897,344
Entergy Corp.                                              79,500      5,764,545
Entergy Corp. 7.63% cv. preferred stock                    75,600      3,912,300
Equitable Resources, Inc.                                 131,800      4,792,248
Exelon Corp.                                              145,000      8,280,950
FirstEnergy Corp.                                         122,000      6,231,760
FPL Group, Inc.                                           111,000      4,654,230
Great Plains Energy, Inc. 8.00% cv. preferred stock       110,000      2,696,100
Hong Kong and China Gas Co., Ltd.                       1,656,000      3,957,429
ITC Holdings Corp.                                         33,800        880,828
National Grid Transco Plc                                 348,387      3,663,011
New Jersey Resources Corp.                                 96,350      4,335,750
Northwest Natural Gas Co.                                  45,700      1,564,768
NSTAR                                                     175,900      5,164,424
PG&E Corp.                                                198,800      7,564,340
PNM Resources, Inc. 6.75% cv. preferred stock             107,100      5,322,870
PPL Corp.                                                 183,800      5,844,840
Public Service Enterprise Group, Inc.                      98,141      6,810,004
Questar Corp.                                              77,300      5,662,225
Scottish & Southern Energy Plc                            142,053      2,861,101
Sempra Energy                                             137,967      6,600,341
Southern Co.                                              137,200      4,668,916
Tractebel Energia S.A.                                    147,100      1,208,804
TXU Corp.                                                 132,176      6,924,701
Xcel Energy, Inc.                                         258,800      4,803,328
                                                                    ------------
                                                                     171,462,798
                                                                    ------------

Pipelines-6.8%
Kinder Morgan, Inc.                                        55,069      5,109,302
ONEOK, Inc.                                               118,800      3,634,092
Southern Union Co. 5.75% cv. preferred stock               33,100      2,453,537
Williams Cos., Inc.                                       261,700      5,644,869
                                                                    ------------
                                                                      16,841,800
                                                                    ------------
Public Utilities - Electric & Gas-1.1%
Georgia Power Co. 6.00%, 8/15/44 cv. preferred
   stock                                                  105,000      2,657,813
                                                                    ------------
Telephone Utility-6.3%
AT&T, Inc.                                                167,000      4,607,530
BellSouth Corp.                                            87,900      2,775,882
Chunghwa Telecom Co., Ltd. (ADR)                          122,000      2,305,800
Sprint Corp. (FON Group)                                  195,532      4,698,634
Verizon Communications, Inc.                               37,100      1,250,270
                                                                    ------------
                                                                      15,638,116
                                                                    ------------
Miscellaneous-2.0%
Aqua America, Inc.                                        170,133      4,889,622
                                                                    ------------
                                                                     211,490,149
                                                                    ------------
Consumer Services-5.7%
Broadcasting & Cable-1.2%
Grupo Televisa S.A. (ADR)                                  36,100      2,832,406
                                                                    ------------
Cellular Communications-4.5%
America Movil S.A. de C.V. Series L (ADR)                 185,000      6,425,050
Orascom Telecom Holding SAE (GDR)(b)                       53,000      3,127,000
Turkcell Iletisim Hizmetleri A (ADR)                       91,000      1,637,090
                                                                    ------------
                                                                      11,189,140
                                                                    ------------
                                                                      14,021,546
                                                                    ------------
Energy-5.0%
Domestic Producers-0.8%
Energen Corp.                                              53,000      1,893,690
                                                                    ------------
International-1.3%
Petroleo Brasileiro, S.A. (ADR)                            22,900      2,004,666
Talisman Energy, Inc.                                      24,000      1,260,480
                                                                    ------------
                                                                       3,265,146
                                                                    ------------
Oil Service-1.6%
GlobalSantaFe Corp.                                        41,000      2,268,940
Suncor Energy, Inc.                                        22,000      1,644,500
                                                                    ------------
                                                                       3,913,440
                                                                    ------------
Miscellaneous-1.3%
Peabody Energy Corp.                                       67,600      3,263,052
                                                                    ------------
                                                                      12,335,328
                                                                    ------------

Technology-1.5%
Communication Equipment-1.5%
QUALCOMM, Inc.                                             80,000      3,776,800
                                                                    ------------
Basic Industry-0.9%
Mining & Metals-0.9%
China Shenhua Energy Co. Ltd. Cl. H (a)                 1,564,000      2,350,505
                                                                    ------------
Mutual Fund-1.2%
Tortoise Energy Capital Corp.                             131,400      3,009,060
                                                                    ------------
Total Investments-99.9%
(cost $181,154,908)                                                  246,983,388
Other assets less liabilities-0.1%                                       176,484
                                                                    ------------
Net Assets-100%                                                     $247,159,872
                                                                    ------------

(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to quailified institutional buyers. At February 28, 2006, the market value of this security amounted to $3,127,000 or 1.3% of net assets.

Glossary of Terms:

ADR - American Depositary Receipt

GDR- Global Depositary Receipt

Please note: The sector classifications presented herein are based on the sector catergorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant AllianceBernstein Utility Income Fund, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: April 24, 2006


By: /s/ Mark D. Gersten
    ---------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial
    Officer

Date: April 24, 2006